Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	September 2023
Payment Date	10/16/2023
Transaction Month	13
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,745,303,060.82	52,430		54.7 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$304,740,000.00	3.633%		October 15, 2023
Class A-2a Notes	$319,040,000.00	4.52%		April 15, 2025
Class A-2b Notes	$200,000,000.00	5.83328%	*	April 15, 2025
Class A-3 Notes	$519,040,000.00	4.48%		December 15, 2026
Class A-4 Notes	$157,180,000.00	4.59%		December 15, 2027
Class B Notes	$47,370,000.00	5.03%		February 15, 2028
Class C Notes	$31,570,000.00	5.22%		March 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.52%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,077,736.29

Principal:
Principal Collections	$27,819,533.59
Prepayments in Full	$11,453,893.83
Liquidation Proceeds	$389,277.36
Recoveries	$95,386.21
Sub Total	$39,758,090.99
Collections	$42,835,827.28

Purchase Amounts:
Purchase Amounts Related to Principal	$34,660.80
Purchase Amounts Related to Interest	$196.68
Sub Total	$34,857.48

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$42,870,684.76

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	September 2023
Payment Date	10/16/2023
Transaction Month	13
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$42,870,684.76
Servicing Fee	$943,010.78	$943,010.78	$0.00	$0.00	$41,927,673.98
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$41,927,673.98
Interest - Class A-2a Notes	$548,044.68	$548,044.68	$0.00	$0.00	$41,379,629.30
Interest - Class A-2b Notes	$458,158.40	$458,158.40	$0.00	$0.00	$40,921,470.90
Interest - Class A-3 Notes	$1,937,749.33	$1,937,749.33	$0.00	$0.00	$38,983,721.57
Interest - Class A-4 Notes	$601,213.50	$601,213.50	$0.00	$0.00	$38,382,508.07
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,382,508.07
Interest - Class B Notes	$198,559.25	$198,559.25	$0.00	$0.00	$38,183,948.82
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,183,948.82
Interest - Class C Notes	$137,329.50	$137,329.50	$0.00	$0.00	$38,046,619.32
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$38,046,619.32
Regular Principal Payment	$41,487,183.72	$38,046,619.32	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$42,870,684.76

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$38,046,619.32
Total					$38,046,619.32

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$23,386,238.88	$73.30	$548,044.68	$1.72	$23,934,283.56	$75.02
Class A-2b Notes	$14,660,380.44	$73.30	$458,158.40	$2.29	$15,118,538.84	$75.59
Class A-3 Notes	$0.00	$0.00	$1,937,749.33	$3.73	$1,937,749.33	$3.73
Class A-4 Notes	$0.00	$0.00	$601,213.50	$3.83	$601,213.50	$3.83
Class B Notes	$0.00	$0.00	$198,559.25	$4.19	$198,559.25	$4.19
Class C Notes	$0.00	$0.00	$137,329.50	$4.35	$137,329.50	$4.35
Total	$38,046,619.32	$24.10	$3,881,054.66	$2.46	$41,927,673.98	$26.56

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	September 2023
Payment Date	10/16/2023
Transaction Month	13

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$145,498,587.92	0.4560512	$122,112,349.04	0.3827493
Class A-2b Notes	$91,210,248.21	0.4560512	$76,549,867.77	0.3827493
Class A-3 Notes	$519,040,000.00	1.0000000	$519,040,000.00	1.0000000
Class A-4 Notes	$157,180,000.00	1.0000000	$157,180,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$991,868,836.13	0.6281865	$953,822,216.81	0.6040902

Pool Information
Weighted Average APR	3.346%	3.359%
Weighted Average Remaining Term	44.80	44.00
Number of Receivables Outstanding	41,538	40,691
Pool Balance	$1,131,612,940.52	$1,091,447,992.47
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,029,181,713.21	$993,595,481.44
Pool Factor	0.6483762	0.6253630

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,736,842.79
Yield Supplement Overcollateralization Amount	$97,852,511.03
Targeted Overcollateralization Amount	$141,066,340.06
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$137,625,775.66

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,736,842.79
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,736,842.79
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,736,842.79

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	September 2023
Payment Date	10/16/2023
Transaction Month	13
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		65	$467,582.47
(Recoveries)		18	$95,386.21
Net Loss for Current Collection Period			$372,196.26
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3947%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.6310%
Second Prior Collection Period			0.3458%
Prior Collection Period			0.4174%
Current Collection Period			0.4018%
Four Month Average (Current and Prior Three Collection Periods)			0.4490%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		774	$3,600,777.48
(Cumulative Recoveries)			$287,054.27
Cumulative Net Loss for All Collection Periods			$3,313,723.21
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1899%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,652.17
Average Net Loss for Receivables that have experienced a Realized Loss			$4,281.30

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.98%	311	$10,643,433.24
61-90 Days Delinquent	0.16%	48	$1,789,309.28
91-120 Days Delinquent	0.02%	6	$219,748.21
Over 120 Days Delinquent	0.04%	10	$388,056.32
Total Delinquent Receivables	1.19%	375	$13,040,547.05

Repossession Inventory:
Repossessed in the Current Collection Period		15	$493,547.82
Total Repossessed Inventory		30	$1,060,093.09

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1272%
Prior Collection Period			0.1517%
Current Collection Period			0.1573%
Three Month Average			0.1454%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2196%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	September 2023
Payment Date	10/16/2023
Transaction Month	13

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	118	$3,996,270.87
2 Months Extended	169	$6,708,899.48
3+ Months Extended	26	$926,688.20

Total Receivables Extended	313	$11,631,858.55
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2023

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer